Summary of Significant Accounting Policies (Details) - Schedule of statements of cash flows - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	[1]	$ 92,187	$ 100,016	$ 51,611
Net cash used in investing activities		(1,252)	(1,477)	(14,017)
Effect of exchange rate fluctuation on cash		15,091	(4,103)	(1,039)
Net increase in cash		$ 106,026	$ 94,436	$ 36,555

[1]	Intercompany operating activities are eliminated upon consolidation.